Pension and other employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2016
Components of Net Periodic Benefit Costs

The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Service cost-benefits earned during the period	17,803	22,219
Interest costs on projected benefit obligations	6,242	2,716
Expected return on plan assets	(20,177)	(17,860)
Amortization of prior service benefits	(97)	(97)
Amortization of net actuarial loss (gain)	(2,049)	385
Special termination benefits	2,212	1,744

Net periodic benefit cost	3,934	9,107